Right-of-use assets and lease debt - Schedule of maturity of lease liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Short term	$ 27,632,357	$ 1,342	$ 25,067,905
Long term	71,021,868	$ 3,450	$ 84,259,336
Total	$ 98,654,225